Annual Report
                                December 31, 1998




                                   Legg Mason
                                       Tax
                                     Exempt
                                   Trust, Inc.


                      [LEGG MASON FUNDS LOGO APPEARS HERE]


Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Directors
      John F. Curley, Jr., Chairman
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD

      An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

      This report is not to be distributed unless preceded or accompanied by a prospectus.

                      Legg Mason Wood Walker, Incorporated
-------------------------------------------------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-016

To Our Shareholders,

     On December 31, 1998, the Legg Mason Tax Exempt Trust had $330 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 1.74% and its average weighted maturity is 28 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     During 1998, attention increasingly focused on the Year 2000 issue. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Fund's Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our clients. The Fund is committed to taking those steps necessary to protect Fund investors including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and record keeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Fund is taking steps to ensure that all of its systems will function properly before, during, and after the Year 2000, the Fund could be adversely affected by computer related problems related to the Year 2000. Contingency plans to ensure that functions critical to the Fund's operations will continue without interruption are under development. We are on target to complete this important project and look forward to continue extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

     Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                   Sincerely,

                                   /s/ John F. Curley, Jr.
                                   John F. Curley, Jr.
                                   Chairman



February 12, 1999

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
December 31, 1998
(Amounts in Thousands)

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Colorado - 0.9%
      Colorado (State of) General Fund Tax and Revenue
         Anticipation Series 1998 A TRANS (SP-1+, F-1+)           4%         6/25/99       $ 3,000           $ 3,006
------------------------------------------------------------------------------------------------------------------------
Connecticut - 2.3%
      State of Connecticut Health & Educational Facilities
         Authority Revenue Bonds Yale University Issue,
         Series T VRDN (Aaa/VMIG1, AAA/A-1+)                      3.70 to     1/7/99         7,500             7,500A
                                                                  3.75%
------------------------------------------------------------------------------------------------------------------------
Delaware  - 1.5%
      University of Delaware Variable Rate Demand
         Revenue Bonds Series 1998 (AA/A-1+)                      4.10%      1/6/99          5,000             5,000A
------------------------------------------------------------------------------------------------------------------------
District of Columbia - 1.5%
      District of Columbia, Multimodal Revenue Bonds
         Medlantic/Helix Issue, Series 1998 C
         (Aaa/VMIG1, AAA/A-1+, AAA)                               3.20%      1/14/99         5,000             5,000A
------------------------------------------------------------------------------------------------------------------------
Florida - 3.9%
      Pinellas County, Florida Health Facilities Authority
         (Bayfront Medical Center, Inc. Project) Refunding
         Revenue Bonds Series 1989 VRDN
         (Aaa/VMIG1, AAA/A-1)                                     3.40%      1/6/99          2,700             2,700A
      Putnam County Development Authority PCR Bonds
         (Seminole Electric Cooperative, Inc.) Series 1984
         H-1 and H-2 VRDN (Aa3, AA-/A-1+, AA-/F-1+)               4.05%      1/6/99         10,135            10,135A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              12,835
------------------------------------------------------------------------------------------------------------------------
Georgia - 3.1%
      Burke (County of) Georgia Development Authority
         Pollution Control Revenue Bonds (Oglethorpe
         Power Corp. Vogtle Project) Series 1998                            2/18/99 to
         (Aaa/P1, AAA/A-1+)                                       3.10 to    3/11/99        10,325            10,325A
                                                                  3.15%
------------------------------------------------------------------------------------------------------------------------
Idaho - 1.2%
      Idaho (State of) TANS Series 1998 (MIG1, SP-1+, F1+)        4.50%      6/30/99         4,000             4,017
------------------------------------------------------------------------------------------------------------------------
Illinois - 0.7%
      Illinois Development Authority (Amoco) Series
         1994 VRDN (Aa1/VMIG1, AAA/A-1+)                          5.05%      1/4/99          2,300             2,300A
------------------------------------------------------------------------------------------------------------------------
Indiana - 5.9%
      Hammond (City of) Indiana Pollution Control Revenue
         Refunding Bonds (Amoco Oil Company) Series 1994
         VRDN (Aa1/VMIG1, AAA/A-1+)                               5.05%      1/4/99          1,200             1,200A
      Mount Vernon (City of) PCR (General Electric
         Company Project) Series 1989 A VRDN                               1/8/99 to
         (Aaa/P1, AAA/A-1+)                                       3.10 to   1/14/99         13,150            13,150A
                                                                  3.15%

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Indiana -- Continued
      Rockport (City of) PCRRefunding Bonds (American
         Electric Power Generating Company Project)
         Series 1995 A VRDN (AAA/A-1+c)                           5.10%      1/4/99        $ 2,200           $ 2,200A
      Sullivan (City of) Floating/fixed rate PCR (Hoosier
         Energy Rural Electric Cooperative, Inc. Project)
         Series L3 and L6 VRDN (A1/P1, AA-/A-1+,                           1/29/99 to
         AA-/F-1+)                                                3.20 to    2/19/99         3,000             3,000A
                                                                  3.40%
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,550
------------------------------------------------------------------------------------------------------------------------
Kentucky - 6.5%
      Jefferson (County of) PCR Bonds (Louisville Gas &
         Electric Company Project) Series 1993 A VRDN                       2/5/99 to
         (Aa2/VMIG1, A+/A-1)                                      3 to       4/7/99          6,600             6,600A
                                                                  3.15%
      Kentucky Economic Development Finance Authority
         Hospital Revenue Bonds, Series 1997 (Baptist
         Healthcare System Obligated Group) VRDN
         (AA-/A-1+, AA-/F-1+)                                     4%         1/6/99         14,835            14,835A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              21,435
------------------------------------------------------------------------------------------------------------------------
Louisiana - 2.1%
      Ascension (Parish of) PCR Refunding (Shell Oil
         Company Project) Series 1993 VRDN (AAA/A-1+)             5%         1/4/99          5,800             5,800A
      Parish of East Baton Rouge, State of Louisiana PCR
         Refunding Bond (Exxon Project) 1993 Series VRDN
         (Aaa/P1, AAA/A-1+)                                       5%         1/4/99          1,000             1,000A
------------------------------------------------------------------------------------------------------------------------
                                                                                                               6,800
------------------------------------------------------------------------------------------------------------------------
Maryland  - 17.1%
      Anne Arundel County, Maryland General Obligation Bonds,
         Series B Consolidated Water & Sewer Series 1998
         (Aa2, AA+, AA+)                                          4.50%      2/1/99          3,800             3,802
      Baltimore County, Maryland PCR Revenue Refunding
         Bonds (Baltimore Gas & Electric) Series 1985 VRDN                  2/1/99 to
         (A1/VMIG1, A/A-1)                                        3%         3/9/99          8,500             8,500A
      Baltimore County, Maryland Revenue Bonds
         (The Sheppard and Enoch Pratt Hospital Facility)
         Series 1992 VRDN (Aa3/VMIG1)                             4.10%      1/6/99          2,600             2,600A
      Baltimore County Metropolitan District BANS                           1/8/99 to
         Series 1995 TECP (P1, A-1+, F-1+)                        2.95 to    2/4/99          5,000             5,000
                                                                  3.10%
      Carroll County, Maryland Refunding County
         Commissioners Consolidated Public Improvement
         (Aa3, AA, AA)                                            3.50%      10/1/99         1,400             1,405
      Charles County Maryland (#Aaa, AA, AA)                     6.375%      12/1/99         1,580             1,658
      Howard County Consolidated Public Improvement                        2/17/99 to
         BANS Series B TECP (P1, A-1+, F-1+)                      3 to       2/25/99         9,000             9,000
                                                                  3.15%

Legg Mason Tax Exempt Trust, Inc.

                                                               Rate       Maturity Date     Par               Value
------------------------------------------------------------------------------------------------------------------------
Maryland -- Continued
      Maryland Health & Higher Educational Facilities
         Authority (Johns Hopkins University)                               1/8/99 to
         Series C TECP (P1, A1+)                                  3 to       2/9/99        $10,900           $10,900
                                                                  3.15%
      Maryland Health & Higher Educational Facilities
         Authority (Pooled Loan Program Issue)
         Series 1985 A and B VRDN (Aa2/VMIG1)                     3.95 to      1/6/99        9,700             9,700A
                                                                  4.15%
      Maryland State Department Transportation
         Consolidated Refunding (Aa2, AA, AA)                     3.80%      6/15/99         1,070             1,073
      Maryland Transportation Authority
         Transportation Facilities Project Revenue Bonds;
         Series 1991 (A1, A+)                                     6%         7/1/99            900               913
      Montgomery County, Maryland GO Bonds
         Consolidated Public Improvement,
         Series 1989 B (#Aaa, AAA)                                6.80%      11/1/99         2,000             2,089
------------------------------------------------------------------------------------------------------------------------
                                                                                                              56,640
------------------------------------------------------------------------------------------------------------------------
Massachusetts - 2.4%
      Massachusetts Health & Educational Facilities
         Authority Revenue Bonds Harvard University
         Issue Series L VRDN                                               2/12/99 to
         (Aaa/VMIG1, AAA/A-1+)                                    3.10 to    2/19/99         7,850             7,850A
                                                                  3.15%
------------------------------------------------------------------------------------------------------------------------
Michigan - 1.7%
      Michigan State Housing Development Authority
         Rental Housing Revenue Bonds, Series 1997
         B VRDN (Aaa/VMIG1, AAA/A-1+)                             4.20%      1/6/99          5,600             5,600A
------------------------------------------------------------------------------------------------------------------------
Minnesota - 1.7%
      Rochester (City of) Health Care Facilities Revenue
         Bonds (Mayo Foundation / Mayo Medical Center)
         Series 1992 C VRDN (AA+/A-1+)                            3%         4/8/99          5,500             5,500A
------------------------------------------------------------------------------------------------------------------------
Mississippi -  0.8%
      Jackson County Port Facility Refunding Bonds
         (Chevron USA, Inc. Project) Series 1993
         VRDN (Aa2/P-1)                                           5.10%      1/4/99          2,600             2,600A
------------------------------------------------------------------------------------------------------------------------
Nebraska  - 1.6%                                                           1/29/99 to
      Omaha Public Power District TECP (P1, A-1+)                 3%         2/16/99         5,250             5,250
------------------------------------------------------------------------------------------------------------------------
North Carolina - 3.1%
      Winston-Salem (City of) Water & Sewer Revenue
         Bonds VRDN Series 1994 (Aa/VMIG1, AA/A-1+)               3.95%      1/6/99          7,400             7,400A
      Winston-Salem (City of) Water & Sewer Revenue                         2/4/99 to
         Bonds VRDN (Aa/VMIG1, AA/A-1+)                           3%         2/5/99          2,700             2,700A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              10,100
------------------------------------------------------------------------------------------------------------------------

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Ohio - 0.6%
      County of Cuyahoga, Ohio Hospital Revenue
         Refunding Bonds (The Cleveland Clinic Foundation)
         Series 1997 A VRDN (Aaa/VMIG1, AAA/A-1+)                 4.10%      1/6/99        $ 1,935           $ 1,935A
------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 5.8%
      Allegheny County Hospital Development
         Authority (Presbyterian Hospital) Series B and B2
         VRDN (Aaa/VMIG1, AAA/A-1)                                4.10%      1/7/99          6,700             6,700A
      Delaware County, Pennsylvania Industrial
         Development Authority Refunding Resources
         Recovery Facility Series G (Aaa/P1, AAA/A-1+)            4%         1/6/99          5,800             5,800A
      Lackawanna County, Pennsylvania IDA
         (National Book Company, Inc. Project)
         VRDN (A/A-1)                                             3.875%     1/4/99          1,300             1,300A
      Pennsylvania Higher Educational Facilities
         Authority Carnegie Mellon University
         Series 1995 A, B and D VRDN (AA-/A-1+)                   5%         1/4/99          2,900             2,900A
      Pennsylvania State Turnpike Commission Revenue
         Turnpike Revenue Series K (#Aaa, AAA)                    7.50%      12/1/99         1,000             1,059
      South Fork Municipal Authority Adjustable Rate
         Hospital Revenue Bonds, (Conemaugh Health
         Systems Project) Series A 1998 VRDN (AAA/A-1+)           4.90%      1/4/99          1,500             1,500A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              19,259
------------------------------------------------------------------------------------------------------------------------
South Carolina -  0.7%
      Berkeley (County of), South Carolina (Amoco
         Chemical Company Project) Pollution Control
         Revenue Refunding Bonds, Series 1994 VRDN
         (Aa1/VMIG1, AAA/A-1+)                                    5.05%      1/4/99          2,200             2,200A
------------------------------------------------------------------------------------------------------------------------
Texas - 12.9%
      Board of Regents of the University of Texas
         System Revenue Financing System,                         3.10 to    1/20/99 to
         Series A (P1, A-1+)                                      3.20%      2/18/99        11,000            11,000
      Capital Industrial Development Corporation
         PCR Bonds (Motorola, Inc. Project) Series 1984
         VRDN (AA-/A-1+)                                          3.85%      1/6/99          3,100             3,100A
      Harris County, General Obligation Notes
          Series A TECP (P1, A1+, F-1+)                           3.30%      2/26/99         3,460             3,460
      Harris County, Texas Health Facilities Development
         Corp. Hospital Revenue Bonds (The Methodist
         Hospital) Series 1994 VRDN (AA/A-1+)                     5%         1/4/99          2,700             2,700A
      Harris County, Texas Health Facilities Development
         Corp. Hospital Revenue Bonds (The Methodist
         Hospital) Series 1997 VRDN
         (Aaa/VMIG1, AAA/A-1+)                                    3.90%      1/6/99         11,000            11,000A



                                                                                                                    5

Legg Mason Tax Exempt Trust, Inc.

                                                               Rate       Maturity Date      Par              Value
------------------------------------------------------------------------------------------------------------------------
Texas -- Continued
      Harris County, Texas Health Facilities Development
         Corp. Medical Facilities Revenue Bonds
         (Baylor College of Medicine Project) Series 1997
         VRDN (AA+/A-1+)                                          4.15%      1/6/99        $ 2,000           $ 2,000A
      Southwest Higher Education Authority Inc. Higher
         Education Revenue Bonds (SMU University Project)
         Refunding Series 1985 VRDN (Aa2/VMIG1)                   5.10%      1/4/99          9,200             9,200A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              42,460
------------------------------------------------------------------------------------------------------------------------
Utah - 2.7%
      State of Utah General Obligation Highway
         Commercial Paper Notes Series 1997 A                              2/12/99 to
         TECP (P1, A-1+, F-1+)                                    2.90 to    4/1/99          9,000             9,000
                                                                  3.15%
------------------------------------------------------------------------------------------------------------------------
Virginia - 1.2%
      Commonwealth of Virginia Public Facilities Bonds
         1993 Series B (Aaa, AAA, AAA)                            4.30%      12/1/99         4,000             4,045
------------------------------------------------------------------------------------------------------------------------
Washington - 7.2%
      Snohomish County, Washington Series A (Aaa, AAA)            4.50%      12/1/99         1,000             1,012
      Washington (State of) Adjustable Rate GO Series 1996 B
         VRDN (Aa1/VMIG1, AA+/A-1+)                               4.05%      1/6/99         13,500            13,500A
      Washington State Housing Finance Committee
         Series 1988 B VRDN (AAA/A-1+)                            4%         1/6/99          9,200             9,200A
------------------------------------------------------------------------------------------------------------------------
                                                                                                              23,712
------------------------------------------------------------------------------------------------------------------------
Wisconsin - 7.6%
      Carlton (Town of) PCR Refunding Bonds
         Series 1991 B, C and D (Wisconsin Power and
         Light Company Projects) VRDN
         (Aa2/P1, AA/A-1+)                                        5.15%      1/4/99          8,575             8,575A
      Wisconsin (State of) Operating Notes                                 1/22/99 to
         Series 1997 A and B TECP (P1, A-1+, F-1+)                2.95 to    2/23/99        16,660            16,660
                                                                  3.35%
------------------------------------------------------------------------------------------------------------------------
                                                                                                              25,235
------------------------------------------------------------------------------------------------------------------------
Wyoming - 0.4%
      Lincoln County PCR Bonds (Exxon Project) Series A
         VRDN (Aaa/P1, AAA/A-1+)                                  5.05%      1/4/99            100               100A
      Sublette County, Wyoming Pollution Control Revenue
         (Exxon Project) VRDN (Aaa/P1, AAA/A-1+)                  5.05%      1/4/99          1,200             1,200A
------------------------------------------------------------------------------------------------------------------------
                                                                                                               1,300
------------------------------------------------------------------------------------------------------------------------
      Total Investments at amortized cost and value - 97.1%                                                 $320,454B
      Other Assets Less Liabilities - 2.9%                                                                     9,680
------------------------------------------------------------------------------------------------------------------------
      Net assets applicable to 330,156 shares outstanding                                                   $330,134
------------------------------------------------------------------------------------------------------------------------
      Net asset value per share                                                                                $1.00
------------------------------------------------------------------------------------------------------------------------

      A The rate shown is the rate as of December 31, 1998 and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
      B Also represents cost for federal income tax purposes. See notes to financial statements.
        See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited)


Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
           F-1 and F-2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Commercial Paper
           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
           F-1 and F-2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.


      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. The letter "c" added to a rating indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents. A pound sign (#) denotes a prerefunded security. The maturity date shown is the prerefunded date.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at December 31, 1998. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                       December 31, 1998
------------------------------------------------------
                                       Percentage of
      Maturity Period Amount/Par         Portfolio
------------------------------------------------------
                         (000)                   (cum)
          1-7 days    $163,480          51.1%   51.1%
          8-30 days     39,300          12.3    63.4
         31-45 days     38,843          12.1    75.5
         46-90 days     48,152          15.0    90.5
       Over 90 days     30,350           9.5   100.0
                      --------         -----
                      $320,125         100.0%
                      ========         =====

      Average Weighted Maturity: 38 days

Statement of Operations
Legg Mason Tax Exempt Trust, Inc.
For the Year Ended December 31, 1998
(Amounts in Thousands)

------------------------------------------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                                                 $11,433

Expenses:
        Management fee                                                                       $1,670
        Distribution and service fees                                                           334
        Transfer agent and shareholder servicing expense                                        119
        Custodian fees                                                                           86
        Registration fees                                                                        79
        Legal and audit fees                                                                     54
        Reports to shareholders                                                                  22
        Directors' fees                                                                          11
        Other expenses                                                                           36
------------------------------------------------------------------------------------------------------------------------
                                                                                              2,411
------------------------------------------------------------------------------------------------------------------------
          Less compensating balance credits                                                    (30)
------------------------------------------------------------------------------------------------------------------------
          Total expenses, net of compensating balance credits                                                      2,381
------------------------------------------------------------------------------------------------------------------------
      Net Investment Income                                                                                      $ 9,052
------------------------------------------------------------------------------------------------------------------------


      Statement of Changes in Net Assets
      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands)

                                                                                          For the Years Ended December 31,
------------------------------------------------------------------------------------------------------------------------
                                                                                            1998                   1997
------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:
      Net investment income                                                                $ 9,052               $ 9,252
      Net realized gain on investments                                                         --                      6
------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from operations                                       9,052                 9,258
      Distributions to shareholders from net investment income                              (9,052)               (9,252)
      Change in net assets from Fund share transactions                                     22,763                28,873
------------------------------------------------------------------------------------------------------------------------
      Change in net assets                                                                  22,763                28,879

Net Assets:
      Beginning of year                                                                    307,371               278,492
------------------------------------------------------------------------------------------------------------------------
      End of year                                                                         $330,134              $307,371
------------------------------------------------------------------------------------------------------------------------

      See notes to financial statements.

Financial Highlights
Legg Mason Tax Exempt Trust, Inc.

           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                          For the Years Ended December 31,
--------------------------------------------------------------------------------------------------------
                                                  1998        1997         1996        1995       1994
--------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
      Net asset value, beginning of year          $1.00       $1.00        $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------
      Net investment income                       .0271       .0292        .0282       .0313      .0223
      Dividends to shareholders from
        net investment income                    (.0271)     (.0292)      (.0282)     (.0313)    (.0223)
--------------------------------------------------------------------------------------------------------
      Net asset value, end of year                $1.00       $1.00        $1.00       $1.00      $1.00
--------------------------------------------------------------------------------------------------------
      Total return                                 2.75%       2.95%        2.85%       3.17%      2.25%

Ratios/Supplemental Data:
      Ratios to average net assets:
        Total expenses A                            .72%        .73%         .64%        .66%         --
        Net expenses B                              .71%        .72%         .64%        .65%       .65%
        Net investment income                      2.71%       2.92%        2.82%       3.14%      2.23%

      Net assets, end of year (in thousands)   $330,134    $307,371     $278,492    $224,656   $222,490
--------------------------------------------------------------------------------------------------------

      A This ratio reflects total expenses before compensating balance credits.
        Previously, the credits were included in the ratio.
      B This ratio reflects expenses net of compensating balance credits.
        See notes to financial statements.

Notes to Financial Statements
Legg Mason Tax Exempt Trust, Inc.
(Amounts in Thousands)

--------------------------------------------------------------------------------

1. Significant Accounting Policies:

           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount earned, less amortization of market premium and accrued expenses. At December 31, 1998, dividends payable of $25 were accrued. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At December 31, 1998, $265 was receivable for investments sold but not yet settled, and $15 was payable for securities purchased but not yet settled.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank whereby a portion of the custodian's fees are paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At December 31, 1998, paid in capital aggregated $330,156. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                          For the Years Ended December 31,
--------------------------------------------------------------------------------
                               1998              1997
--------------------------------------------------------------------------------

      Shares sold          $1,131,990        $1,016,283
      Shares reinvested         8,756             9,018
      Shares repurchased   (1,117,983)         (996,428)
--------------------------------------------------------------------------------
      Net change            $  22,763        $   28,873
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

3. Transactions with Affiliates:
           The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to its agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $151 were payable to the Adviser at December 31, 1998.
           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to a Sub-Administration agreement with the Adviser. The Adviser (not the fund) pays LMFA a fee, computed daily and payable monthly, at an annual rate of 0.05% of the Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason a 12b-1 service fee at an annual rate equal to 0.10% of its average daily net assets for services provided to shareholders. Legg Mason has agreed that it will not request payment of more than 0.10% annually from the Fund until April 30, 1999. If this voluntary limit is not extended beyond April 30, 1999, the Fund may pay Legg Mason a 12b-1 service fee in an amount not to exceed an annual rate of 0.20% of the Fund's average daily net assets. Service fees of $30 were payable to Legg Mason at December 31, 1998.
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $39 by the transfer agent for the year ended December 31, 1998.
           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

                     -------------------------------------

Report of Independent Accountants

To the Shareholders and Directors of Legg Mason Tax Exempt Trust, Inc.:

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Legg Mason Tax Exempt Trust, Inc. (hereafter referred to as the "Fund") at December 31, 1998, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1998, by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICEWATERHOUSECOOPERS LLP

Baltimore, Maryland
February 5, 1999